Steven I. Koszalka Secretary American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel (213) 486-9455 Fax siik@capgroup.com

February 14, 2020

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

Enclosed is Form N-1A, Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 93 to the Registration Statement under the Investment Company Act of 1940, of American Funds Insurance Series. This registration statement contains amendments reflecting, among other things, changes to certain fund names, certain revisions to the funds’ investment strategies and the addition of management fee waivers. This filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on May 1, 2020.

If you have any questions about the enclosed, please telephone Casey Solomon at 213/615-0956 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

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